PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PROPERTY, PLANT AND EQUIPMENT
Balance	$ 1,244,530
Disposals	0
Balance	1,132,797	$ 1,244,530
Land and building
PROPERTY, PLANT AND EQUIPMENT
Balance	630,000
Balance	630,000	630,000
Machinery
PROPERTY, PLANT AND EQUIPMENT
Balance	226,065
Balance	231,533	226,065
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
Balance	205,868
Balance	126,617	205,868
Office equipment and furniture
PROPERTY, PLANT AND EQUIPMENT
Balance	171,923
Balance	144,647	171,923
Computer software
PROPERTY, PLANT AND EQUIPMENT
Balance	10,674
Balance		10,674
Cost
PROPERTY, PLANT AND EQUIPMENT
Balance	2,034,138	2,055,439
Additions	85,120	137,194
Disposals		(141,547)
Reclassifed to mineral property interests		10,685
Foreign currency translation impact	598	(6,263)
Balance	2,119,856	2,034,138
Cost | Land and building
PROPERTY, PLANT AND EQUIPMENT
Balance	630,000	630,000
Balance	630,000	630,000
Cost | Machinery
PROPERTY, PLANT AND EQUIPMENT
Balance	457,659	485,617
Additions	67,748	1,023
Reclassifed among asset groups		(18,296)
Reclassifed to mineral property interests		10,685
Balance	525,407	457,659
Cost | Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
Balance	486,490	579,032
Disposals		(110,838)
Reclassifed among asset groups		18,296
Balance	486,490	486,490
Cost | Office equipment and furniture
PROPERTY, PLANT AND EQUIPMENT
Balance	369,528	267,275
Additions	17,372	136,171
Disposals		(30,709)
Foreign currency translation impact	306	(3,209)
Balance	387,206	369,528
Cost | Computer software
PROPERTY, PLANT AND EQUIPMENT
Balance	90,461	93,515
Foreign currency translation impact	292	(3,054)
Balance	90,753	90,461
Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT
Balance	(789,608)	(715,600)
Depreciation	(196,539)	(213,291)
Disposals		134,189
Foreign currency translation impact	(912)	5,094
Balance	(987,059)	(789,608)
Accumulated depreciation and amortization | Machinery
PROPERTY, PLANT AND EQUIPMENT
Balance	(231,594)	(170,912)
Depreciation	(62,280)	(60,682)
Balance	(293,874)	(231,594)
Accumulated depreciation and amortization | Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
Balance	(280,622)	(296,910)
Depreciation	(79,251)	(94,549)
Disposals		110,837
Balance	(359,873)	(280,622)
Accumulated depreciation and amortization | Office equipment and furniture
PROPERTY, PLANT AND EQUIPMENT
Balance	(197,605)	(177,284)
Depreciation	(44,539)	(46,349)
Disposals		23,352
Foreign currency translation impact	(415)	2,676
Balance	(242,559)	(197,605)
Accumulated depreciation and amortization | Computer software
PROPERTY, PLANT AND EQUIPMENT
Balance	(79,787)	(70,494)
Depreciation	(10,469)	(11,711)
Foreign currency translation impact	(497)	2,418
Balance	$ (90,753)	$ (79,787)